Investment Objectives and Goals	Aug. 31, 2024
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | BNY Mellon Income Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon Income Stock Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return (consisting of capital appreciation and income).
BNY Mellon Mid Cap Multi-Strategy Fund | BNY Mellon Mid Cap Multi-Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon Mid Cap Multi-Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital appreciation.
BNY Mellon Small Cap Multi-Strategy Fund | BNY Mellon Small Cap Multi-Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon Small Cap Multi-Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital appreciation.
BNY Mellon International Fund | BNY Mellon International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon International Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
BNY Mellon Emerging Markets Fund | BNY Mellon Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon Emerging Markets Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
BNY Mellon Bond Fund | BNY Mellon Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return (consisting of capital appreciation and current income).
BNY Mellon Intermediate Bond Fund | BNY Mellon Intermediate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon Intermediate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return (consisting of capital appreciation and current income).
BNY Mellon Corporate Bond Fund | BNY Mellon Corporate Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon Corporate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return (consisting of capital appreciation and current income).
BNY Mellon Short-Term U.S. Government Securities Fund | BNY Mellon Short-Term U.S. Government Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon Short-Term U.S. Government Securities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
BNY Mellon National Intermediate Municipal Bond Fund | BNY Mellon National Intermediate Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon National Intermediate Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.
BNY Mellon National Short-Term Municipal Bond Fund | BNY Mellon National Short-Term Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon National Short-Term Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital.
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital.
BNY Mellon Municipal Opportunities Fund | BNY Mellon Municipal Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary BNY Mellon Municipal Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize total return consisting of high current income exempt from federal income tax and capital appreciation.
BNY Mellon Asset Allocation Fund | BNY Mellon Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	BNY Mellon Asset Allocation Fund Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of principal in conjunction with current income.
BNY Mellon Income Stock Fund - Class A, C, I, & Y | BNY Mellon Income Stock Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return (consisting of capital appreciation and income).